                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                -----------------

Check here if Amendment [x]; Amendment Number: 1
     This Amendment (Check only one.):  [x] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Artemis Advisors, LLC
Address:      450 Park Avenue
              New York, New York

Form 13F File Number: 28-11067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lloyd Appel
Title:        Chief Financial Officer
Phone:        917-322-7006

               Signature              Place            Date of Signing

            /s/ Lloyd Appel        New York, NY        January 19, 2006
            ---------------        ------------        ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0
                                        -------------

Form 13F Information Table Entry Total:      53
                                        -------------

Form 13F Information Table Value Total:      316,045
                                        -------------
                                          (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


















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
                COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                                                              (000)      SHRS OR SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
              NAME OF ISSUER        TITLE OF CLASS  CUSIP     VALUE      PRN AMT PRN CALL  DESCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATIONS INC           COM           000886309   7,046
ADTRAN INC                           COM           00738a106   6,570
AMERICAN INTERNATIONAL GROUP INC     COM           026874107     627
AMERITRADE HOLDING CORP              COM           03074k100   7,850      315,400 SH            SOLE               315,400  0   0
AMR CORP                             COM           001765106   9,201      220,900 SH            SOLE               220,900  0   0
ANTEON INTL CORP                     COM           03674e108   6,805        9,187 SH            SOLE                 9,187  0   0
ARAMARK CORP                         COM           038521100  10,765      327,100 SH            SOLE               327,100  0   0
AVAYA INC                            COM           053499109   6,294      413,900 SH            SOLE               413,900  0   0
BERKSHIRE HATHAWAY INC               COM           084670207  10,497      125,200 SH            SOLE               125,200  0   0
BOSTON SCIENTIFIC CORP               COM           101137107   1,565      387,500 SH            SOLE               387,500  0   0
CENVEO INC                           COM           15670s105   6,839      589,900 SH            SOLE               589,900  0   0
CHARLES SCHWAB CORP                  COM           808513105   8,036        3,576 SH            SOLE                 3,576  0   0
CINCINNATI BELL INC.                 COM           171871106      58       63,900 SH            SOLE                63,900  0   0
COCA COLA CO                         COM           191216100   7,869      519,700 SH            SOLE               519,700  0   0
COLGATE PALMOLIVE CO                 COM           194162103   6,176      547,800 SH            SOLE               547,800  0   0
CONEXANT SYSTEMS INC                 COM           207142100   3,018       16,500 SH            SOLE                16,500  0   0
CROWN HOLDINGS INC                   COM           228368106   7,467      195,200 SH            SOLE               195,200  0   0
DAVITA INC                           COM           23918k108   3,056      112,600 SH            SOLE               112,600  0   0
DST SYSTEMS INC                      COM           233326107  11,611    1,335,550 SH            SOLE             1,335,550  0   0
ECI TELECOM LTD                      COM           268258100   5,876      382,350 SH            SOLE               382,350  0   0
EVEREST RE GROUP LTD                 COM           g3223r108   8,941       60,350 SH            SOLE                60,350  0   0
FIRST AMERICAN CORP                  COM           318522307   4,643      193,800 SH            SOLE               193,800  0   0
FREESCALE SEMICONDUCTOR INC          COM           35687m206     116      784,550 SH            SOLE               784,550  0   0
FRONTLINE LTD                        COM           g3682e127   3,049       89,100 SH            SOLE                89,100  0   0
GOODYEAR TIRE & RUBBER CO            COM           382550101  13,943      102,500 SH            SOLE               102,500  0   0
HSBC HOLDINGS PLC                    SPONSORED ADR 404280406   3,884        4,598 SH            SOLE                 4,598  0   0
JDS UNIPHASE CORP                    COM           46612j101   2,829       80,400 SH            SOLE                80,400  0   0
JETBLUE AIRWAYS CORP                 COM           477143101  11,451      802,250 SH            SOLE               802,250  0   0
JUNIPER NETWORKS                     COM           48203r104   9,625       48,266 SH            SOLE                48,266  0   0
KROGER CO                            COM           501044101   6,031    1,198,600 SH            SOLE             1,198,600  0   0
LIBERTY GLOBAL INC CLASS A           COM           530555101   5,807      744,550 SH            SOLE               744,550  0   0
LIBERTY GLOBAL INC CLASS C           COM           530555309   4,702      431,600 SH            SOLE               431,600  0   0
LIBERTY MEDIA CORP                   COM           530718105   5,045      319,450 SH            SOLE               319,450  0   0
MELLON FINL CORP                     COM           58551a108   7,679      258,100 SH            SOLE               258,100  0   0
METRO ONE TELECOMMUNICATIONS INC     COM           59163f105      28      221,800 SH            SOLE               221,800  0   0
MICROSOFT CORP                       COM           594918104   8,984      641,100 SH            SOLE               641,100  0   0
MOTOROLA INC.                        COM           620076109     941      224,200 SH            SOLE               224,200  0   0
NII HOLDINGS INC                     COM           62913f201   5,925       77,500 SH            SOLE                77,500  0   0
NORTEL NETWORKS CORP.                              656568102     128      343,550 SH            SOLE               343,550  0   0
NOVARTIS AG                          SPONSORED ADR 66987v109   4,474       41,646 SH            SOLE                41,646  0   0
OMNICARE INC                         COM           681904108   4,901      135,650 SH            SOLE               135,650  0   0
PFIZER INC                           COM           717081103   3,974       41,823 SH            SOLE                41,823  0   0
PMC-SIERRA INC                       COM           69344f106   6,367       85,250 SH            SOLE                85,250  0   0
SAFEWAY INC                          COM           786514208   2,416       85,650 SH            SOLE                85,650  0   0
SANOFI-AVENTIS                       SPONSORED ADR 80105n105   7,970      170,400 SH            SOLE               170,400  0   0
SPRINT NEXTEL CORPORATION            COM           852061100   9,578      825,750 SH            SOLE               825,750  0   0
STANDARD & POORS DEPOSITARY RECEIPTS COM           78462f103  15,813      102,100 SH            SOLE               102,100  0   0
SYNERON MEDICAL LTD                  COM           m87245102     761      181,550 SH            SOLE               181,550  0   0
TEXAS INSTRUMENTS INC                COM           882508104   8,271      410,000 SH            SOLE               410,000  0   0
TIFFANY & CO                         COM           886547108   4,214      127,000 SH            SOLE               127,000  0   0
VALEANT PHARMACEUTICALS INTL         COM           91911x104   2,695       23,983 SH            SOLE                23,983  0   0
VODAFONE GROUP PLC                   SPONSORED ADR 92857w100     628      257,900 SH            SOLE               257,900  0   0
WYETH COM                            COM           983024100  13,008      110,050 SH            SOLE               110,050  0   0
                                                             316,045      149,050 SH            SOLE               149,050  0   0
                                                                           29,250 SH            SOLE                29,250  0   0
                                                                          282,350 SH            SOLE               282,350  0   0
                                                                       15,251,929
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